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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



Form 13F



FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



Check here if Amendment [ ]; Amendment Number: _______ This Amendment (Check

only one.): [ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:






Name:    PEAK6 Investments, L.P.

Address: 141 W. Jackson Boulevard, Suite 500

         Chicago, IL 60604




Form 13F File Number: 028-12352



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Persons Signing this Report on Behalf of Reporting Manager:






Name:    John Hass

       -----------------

Title:   Limited Partner

       -----------------

Phone:   312-362-2550

       -----------------

Signature, Place, and Date of Signing:

       /s/ John Hass        Chicago, IL 02/12/09 .

       ----------------- -------------- -------- ---

            [Signature]  [City, State]  [Date]




Report Type (Check only one.):



[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]



Form 13F File Number



Name



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FORM 13F SUMMARY PAGE






Report Summary:

Number of Other Included Managers:          8

Form 13F Information Table Entry Total:   7149

Form 13F Information Table Value Total: 16,700,141

                                        (thousands)

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.



[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]






No. Form 13F File Number Name

--- -------------------- ----------------------------------

01  028-12346            ALEPH6 LLC

02  028-12348            PEAK6 Capital Management LLC

03  028-12351            PEAK6 Advisors LLC

04  028-12870            Just Options LLC

05  028-13616            Optionshouse LLC

06                       PEAK6 Opportunities Management LLC

07                       MND Partners LLC

08                       PEAK6 LLC
